Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The Company uses a measurement date of December 31 for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2016	2017
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$3,535	3,868
Service cost	16	16
Interest cost	72	72
Actuarial loss	31	76
Effect of foreign currency rate changes	214	326
Benefit obligation at end of year	3,868	4,358
Change in plan assets:
Fair value at beginning of year	2,803	2,992
Actual return on plan assets	21	32
Employer contribution	124	133
Effect of foreign currency rate changes	44	253
Fair value at end of year	2,992	3,410
Funded status	$(876)	(948)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$188	204
Accrued pension liabilities	(1,064)	(1,152)
Net amount recognized	$(876)	(948)

Schedule of Net Benefit Costs [Table Text Block]
For the years ended December 31, 2015, 2016 and 2017, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)
Service cost	$-	16	16
Interest cost	61	72	72
Expected return on plan assets	(54)	(52)	(52)
Net amortization	59	99	106
Net periodic pension cost	$66	135	142

Schedule of Assumptions Used [Table Text Block]
At December 31, 2016 and 2017, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2016	2017

Discount rate	1.80%	1.60%
Rate of increase in compensation levels	5.00%	5.00%

For the years ended December 31, 2015, 2016 and 2017, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2015	2016	2017
	Whole

Discount rate	2.00%	1.80%	1.60%
Rate of increase in compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on pension assets	2.00%	1.80%	1.60%